Per share amounts - Determination of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Per share amounts
Net (loss) earnings	$ (1,517,427)	$ 32,799
Basic weighted average shares outstanding ('000s)	157,908	154,736
Dilutive impact of equity based compensation ('000s)		1,359
Diluted weighted average shares outstanding ('000s)	157,908	156,095
Basic earnings per share	$ (9.61)	$ 0.21
Diluted earnings per share	$ (9.61)	$ 0.21